Income Taxes (Details) $ in Thousands	2 Months Ended
Sep. 30, 2016 USD ($)
Current
U.S. Federal	$ 319
State and local	71
Total current	390
Deferred tax benefit
U.S. Federal	(2,667)
State and local	0
Total deferred tax benefit	(2,667)
Provision (benefit) for income taxes	$ (2,277)